(Loss) Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Basic (loss) earnings per share
Net loss from continuing operations attributable to Aurora shareholders	$ (1,717,624)	$ (692,013)
Net loss from discontinued operations attributable to Aurora shareholders	0	(1,612)
Net loss attributable to Aurora shareholders	$ (1,717,624)	$ (693,625)
Weighted average number of common shares outstanding (in shares)	214,912,605	169,118,540
Basic loss per share, continuing operations (in CAD per share)	$ (7.99)	$ (4.09)
Basic loss per share, discontinued operations (in CAD per share)	0.00	(0.01)
Basic (loss) earnings per share (in CAD per share)	$ (7.99)	$ (4.10)
Diluted (loss) earnings per share
Net loss from continuing operations attributable to Aurora shareholders	$ (1,717,624)	$ (692,013)
Net loss from discontinued operations attributable to Aurora shareholders	0	(1,612)
Net loss attributable to Aurora shareholders	$ (1,717,624)	$ (693,625)
Weighted average number of common shares outstanding - basic (in shares)	214,912,605	169,118,540
Basic loss per share, continuing operations (in CAD per share)	$ (7.99)	$ (4.09)
Basic loss per share, discontinued operations (in CAD per share)	0	(0.01)
Diluted (in CAD per share)	$ (7.99)	$ (4.10)